Other financial liabilities and other liabilities_Details of other financial liabilities and other liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (3,041)	₩ (2,484)
Total of other financial liabilities	17,706,767	21,442,524	$ 15,323,900
Other liabilities	420,471	346,078	$ 363,886
Total of other financial liabilities and other liabilities	18,127,238	21,788,602
Accounts payable | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	6,131,339	5,409,268
Total of other financial liabilities	6,131,339	5,409,268
Accrued expenses | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	2,516,231	2,224,330
Total of other financial liabilities	2,516,231	2,224,330
Borrowings from trust accounts | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	3,277,795	3,747,492
Total of other financial liabilities	3,277,795	3,747,492
Agency business revenue | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	362,820	396,735
Total of other financial liabilities	362,820	396,735
Domestic exchange settlement credits | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	1,261,928	7,134,966
Total of other financial liabilities	1,261,928	7,134,966
Foreign exchange payables | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	1,153,457	539,554
Total of other financial liabilities	1,153,457	539,554
Lease liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	419,045
Total of other financial liabilities	419,045
Other miscellaneous financial liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	2,587,193	1,992,663
Total of other financial liabilities	2,587,193	1,992,663
Unearned Income | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	224,840	204,034
Other miscellaneous liabilities | Gross carrying amount [Member]
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 195,631	₩ 142,044